Major Customers (Details) (Customer Concentration Risk [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Number of customers being disclosed	5	5	5
Net sales attributable to five major customers (in hundredths)	24.00%	20.00%	20.00%
Sales attributable to one major customer in the North American segment (in hundredths)	10.00%
Accounts receivable attributable to five major customers (in hundredths)	29.00%	19.00%